Cash flow information (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Profit for the year	$ 224,366	$ 148,839	$ 406,477
Impairment of trading properties	(19,125)	0	0
Financial results, net	47,576	208,552	127,395
Management fees	9,081	12,945	24,823
Cash Flow Information [Member]
Statement [Line Items]
Profit for the year	224,366	148,839	406,477
Income tax	71,045	(86,261)	(376,685)
Amortization and depreciation	16,237	14,744	13,924
Gain from disposal of trading properties	3,062	(5,309)	(15,492)
Loss from disposal of property, plant and equipment	(168)	2,540	3,492
Realization of currency translation adjustment	0	0	(2,215)
Net loss / (gain) from fair value adjustment of investment properties	(19,075)	486,121	267,681
Gain from lease modification	(1,982)	0	0
Impairment of trading properties	19,125	0	0
Loss from disposal of subsidiary and associates	(2,766)	1,903	0
Financial results, net	17,952	(264,498)	(59,131)
Provisions and allowances	25,237	35,543	94,341
Share of (profit)/ loss of associates and joint ventures	(26,890)	(45,943)	(8,183)
Management fees	9,081	12,945	24,823
Changes in net realizable value of agricultural products after harvest	(4,642)	(10,002)	13,148
Unrealized initial recognition and changes in fair value of biological assets and agricultural products at the point of harvest	(61,866)	(33,543)	(35,601)
Gain from disposal of farmlands	(41,992)	(73,352)	(77,831)
(Increase)/ Decrease in inventories	(30,433)	(33,538)	(12,535)
(Increase) / decrease in trading properties	4,105	(913)	476
Decrease in biological assets	78,592	91,600	116,247
Decrease in trade and other receivables	(21,487)	139,686	59,201
Decrease in trade and other payables	(96,277)	(234,042)	(177,634)
(Decrease) / increase in salaries and social security liabilities	7,660	(13,448)	3,502
Decrease in provisions	(1,941)	(857)	(410)
Decrease in lease liabilities	(8,711)	(12,528)	(19,113)
Net variation in derivative financial instruments	1,480	7,523	(513)
Decrease in right of use assets	0	43	15
Net cash generated by operating activities before income tax paid	159,712	127,253	217,984
Increase in investment properties through an increase in trade and other payables	12,682	0	740
Decrease in investment properties through an increase in property, plant and equipment	14,146	17,335	4,454
Currency translation adjustment and other comprehensive results from associates and joint ventures	17,237	41,094	16,339
Other changes in shareholders' equity	3,426	26,447	39,507
Increase of non-convertible notes through a decrease in non-convertible notes	73,108	0	335,356
Increase in investment properties through a decrease in trading properties	0	0	2,996
Decrease in property, plant and equipment through an increase in investment properties	1,914	7,130	23,977
Increase in shareholders' equity through an increase in investment properties	446	8,174	6,169
Increase in deferred income tax liabilities through a decrease in shareholders' equity	156	2,136	1,782
Decrease in lease liabilities through an increase in trade and other payables	460	0	0
Decrease in lease liabilities through a decrease in trade and other receivables	0	70	0
Decrease in property, plant and equipment through an increase in shareholders' equity	0	0	1,377
Increase in investment properties through a decrease in investment in financial assets	22,693	0	0
Increase in property, plant and equipment through an increase in trade and other payables	989	13,637	39,061
Decrease in property, plant and equipment through an increase in trade and other receivables	32,895	2,893	15,425
Decrease in investment in financial assets through a decrease in trade and other payables	14,380	0	1,906
Decrease in investment in financial assets through an increase in trade and other receivables	2,722	0	0
Increase in investment in financial assets through an increase in borrowings	531	694	0
Decrease in shareholders' equity through a decrease in investment in financial assets	43,561	143,069	13,136
Increase in right of use assets through an increase in lease liabilities	23,774	49,115	49,799
Increase in intangible assets through an increase in trade and other payables	796	11,007	0
Increase in investments in financial assets through a decrease in trade and other receivables	0	396	3,083
Decrease in investment in associates and joint ventures through an increase in trade and other receivables	18,701	7,523	26
Increase in intangible assets through an increase in payroll and social security liabilities	430	0	0
Increase in intangible assets through a decrease in investment properties	2,446	38,218	6,589
Decrease in investment properties through an increase in trade and other receivables	1,331	4,212	0
Increase in investments in financial assets through a decrease in investment in associates and joint ventures	2,190	0	0
Decrease in trading properties through an increase in trade and other receivables	3,206	0	0
Decrease in intangible assets through an increase in trading properties	75,411	0	761
Increase in investments in financial assets through an increase in trade and other payables	8,783	0	0
Decrease in investment in associates and joint ventures through a decrease in borrowings	297	0	0
Increase in group of assets held for sale through a decrease in property, plant and equipment	0	3,619	0
Increase in investment properties through a decrease in trade and other receivables	0	0	240
Increase in investment in associates and joint ventures through a decrease in investments in financial assets	2,285	0	0
Increase in investment in associates and joint ventures through an increase in trade and other payables	0	0	160
Decrease in intangible assets through an increase in investment properties	0	0	275
Decrease in borrowings through a decrease in trading properties	0	0	1,751
Barter transaction of investment properties	17	982	0
Decrease in investment properties through a decrease in investments in financial assets	0	0	404
Decrease in shareholders' equity through an increase in trade and other payables	5,946	9,267	990
Increase in investments in financial assets through a decrease in derivative financial instruments	108	0	0
Decrease in shareholders' equity through a decrease in trade and other receivables	4,923	5,804	8,781
Increase in shareholders' equity through a decrease in trade and other payables	0	1,390	0
Increase in borrowings through a decrease in trade and other payables	0	524	0
Decrease in borrowings through an increase in trade and other payables	3,299	0	0
Decrease in investment properties through an increase in trading properties	87,890	0	0
Decrease in investment in associates and joint ventures in borrowings through a decrease in trade and other payables	$ 386	$ 0	$ 0